Note 3. Stockholders' Equity (Details) - $ / shares	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017
Details
Trading Symbol	macr
Entity Listing, Description	OTC Pink tier operated by OTC Markets Group, Inc.
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Issued	50,000	50,000
Preferred Stock, Shares Outstanding	50,000	50,000
Common Stock, Shares Authorized	90,000,000	90,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares, Issued	6,491,190	4,140,750
Common Stock, Shares, Outstanding	6,491,190	4,140,750
Conversion of Stock, Shares Converted	1,335,440
Fair Value Measurements, Valuation Techniques	Black-Scholes Options Pricing Model